Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization Computed Using Straight Line Method Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2018
Minimum [Member] | Liquefaction Plants And Systems [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Minimum [Member] | Real property and buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Minimum [Member] | Vehicles and tanker trailers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Minimum [Member] | Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Liquefaction Plants And Systems [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Maximum [Member] | Real property and buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Maximum [Member] | Vehicles and tanker trailers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Maximum [Member] | Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years